Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Spouting Rock/Convex Dynamic Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) seeks positive absolute returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal period was 166%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense reimbursement described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing positive absolute returns, Convex Capital Management LLC, the Fund’s subadviser (the “Subadviser”), seeks to minimize losses when it believes market risk is high and maximize growth when it believes market risk is low. The Subadviser seeks to achieve this objective by limiting the Fund’s exposure to what it considers to be risky asset classes, sectors and geographic markets when volatility rises and increasing the Fund’s exposure when volatility falls. The Subadviser considers “risky” asset classes, sectors and geographic markets to be those that it expects to underperform or outperform, on a relative basis, in specific market environments. The Subadviser employs a proprietary dynamic risk management strategy, which integrates quantitative and fundamental analysis, to evaluate the risk and attractiveness of a broad spectrum of asset classes, sectors and global geographic markets, and actively adjusts the Fund’s exposure in attempting to achieve the most efficient risk-adjusted return for investors. Allocations to asset classes, economic sectors and geographic markets are made mainly through investments in exchange traded funds (“ETFs”).

The Fund will invest the majority of its assets in ETFs that invest in U.S., international, and emerging market equity securities of any market capitalization (growth or value stocks or both) and fixed income securities of any maturity (including high yield securities, which are often referred to as “junk bonds”); real estate interests; commodities; and inflation-protected securities. In evaluating ETFs, the Subadviser typically considers historical returns, risk, liquidity, and expense ratios. The Fund may hold a substantial portion or all of its portfolio in cash and cash equivalents, including money market funds and short-term fixed income securities, during periods when the Subadviser anticipates high volatility.

		The Fund may invest in futures and options for hedging purposes, to gain market exposure, and to adjust the return and volatility characteristics of the Fund’s portfolio. The Fund may also invest in inverse ETFs or purchase put options if, for example, the Subadviser believes that valuations are high in a deteriorating market environment associated with high volatility.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk: The prices of securities held by the Fund (or by underlying ETFs) may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund (or by underlying ETFs); conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Allocation Risk: The allocation of Fund investments among asset classes, economic sectors and geographic markets may cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives if, for example, the asset classes, sectors or geographic markets in which the Fund has invested more heavily underperform asset classes, sectors or geographic markets in which the Fund has invested less heavily.
  Management Risk: The Fund is actively-managed and is thus subject to management risk. The Subadviser will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. This is the first mutual fund advised by the Adviser or the Subadviser.
  ETF Risk: Investing in ETFs exposes the Fund to the investment performance (positive or negative) and risks of these underlying ETFs, including an underlying ETF’s use of derivatives or other strategies that may be considered speculative. The Fund and its investors will also indirectly bear a portion of the fees and expenses of any ETF in which the Fund invests. These fees are in addition to the Fund’s direct fees and expenses. An ETF’s shares may trade at a market price above or below its net asset value and an active (or liquid) trading market for an ETF’s shares may not develop or be maintained.
  Inverse ETF Risk: Inverse ETFs seek daily investment results that correspond to the inverse, or a multiple of the inverse, of the daily performance of some index. Inverse ETFs obtain investment exposure through derivatives, which may be considered aggressive or speculative, and there is no guarantee that an inverse ETF will meet its investment objective. The Fund will be adversely affected if it holds an inverse ETF during periods when the value of the index tracked by the ETF increases. For periods longer than a day, an inverse ETF will typically lose money when the level of the tracked index is flat over time, and it is possible that an inverse ETF will lose money over time even if the tracked index falls.
  Small- and Mid-Cap Equity Risk: Investing in small- and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small- and mid-cap companies may have more limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.
  Fixed Income Risk: The issuer of a fixed income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligations. If this occurs, or is perceived as likely to occur, the value of the security will likely fall. The market values of fixed income securities tend to fall when interest rates increase. Interest rate risk is generally greater for securities with longer durations.
  Below Investment Grade (High-Yield) Securities Risk: Investments in securities rated below investment grade (commonly known as “junk bonds”), either directly or indirectly through an underlying ETF, expose the Fund to greater risk of loss of principal and income than investments in investment grade securities. High yield securities may experience greater price fluctuations, less liquidity, and higher rates of default than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Derivatives Risk: The use of derivatives by the Fund or an underlying ETF could lead to substantial volatility and losses to the Fund, and will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations under the contract.
  Options: The use of options involves investment techniques and risks that are different from those associated with traditional securities. If the Fund sells a put option, it may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, it may be required to sell the underlying asset at a disadvantageous price. The Fund may lose the entire value of the premium paid to purchase a put or call option.
  Futures: Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. As a result of relatively low collateral requirements typically required for futures trading, the Fund’s use of futures could expose the Fund to gains or losses that far exceed the level of the Fund’s initial investment. As a result of this leveraging effect, if the Fund purchases a futures contract on an index, a relatively small decrease in the value of the index could lead to significant losses to the Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during certain periods by imposing a maximum permissible price movement on each contract.
  Foreign Securities Risk: Investing in foreign issuers, either directly or through underlying ETFs, may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.
  Emerging Market Risk: The risks of investing in foreign countries are typically increased in less developed countries (often referred to as “emerging market countries”). Emerging market countries may have less developed markets and legal and regulatory systems, and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.
  Currency Risk: The Fund’s performance may be materially adversely affected by foreign currency strength or weakness relative to the U.S. dollar, especially if an underlying ETF holds foreign securities denominated in currencies other than the U.S. dollar.
  Portfolio Turnover Risk: The Subadviser’s active management of the Fund’s portfolio may cause the Fund to have a higher portfolio turnover rate than other similar funds, which may increase brokerage and other expenses or cause a higher current realization of capital gains and a potentially larger current tax liability.
  Commodity Risk: Investing in commodities and commodity linked-derivatives, either directly or through underlying ETFs, may subject the Fund to additional risks. The value of commodities and commodity-linked derivatives may be affected by overall market movements and by factors affecting a particular commodity or industry, including adverse weather conditions, diseases, embargos, taxes, and other political and regulatory developments. The Fund may be subject to adverse tax consequences if it does not appropriately limit its commodity-related investments.
  Real Estate Investment Risk: The Fund’s investment in companies that invest in real estate (either directly or through underlying ETFs), such as real estate investment trusts (“REITs”) or real estate holdings companies, will expose Fund investors to the risks of owning real estate directly, as well as to risks that relate to the way in which real estate companies are organized and operated. These risks include economic downturns that have a negative effect on real estate markets, possible lack of available financing, and changes in interest rates or property values.
  Quantitative Model Risk: The Subadviser’s use of quantitative methods and modeling to assist in selecting investments may not be successful. Investments selected using quantitative methods may not perform as expected for several reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market risk and returns. The use of quantitative methods and modeling may also fail because of human error.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results for its first full calendar year represented by the performance of Institutional Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results for its first full calendar year represented by the performance of Institutional Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 834-6478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.spoutingrockfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return (year ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2015, 3.60% Worst Quarter: 3rd Quarter, 2015, -6.35%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only and will vary for the Advisor Class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Institutional Class only and will vary for the Advisor Class. The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (844) 834-6478 or data current to the most recent quarter end may be accessed on the Fund’s website at www.spoutingrockfunds.com.
Spouting Rock/Convex Dynamic Global Macro Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.61%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.13%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%	[2]
One Year	rr_ExpenseExampleYear01	$ 205
Three Years	rr_ExpenseExampleYear03	2,528
Five Years	rr_ExpenseExampleYear05	4,532
Ten Years	rr_ExpenseExampleYear10	$ 8,418
2015	rr_AnnualReturn2015	(2.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.35%)
One Year	rr_AverageAnnualReturnYear01	(2.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 2014
Spouting Rock/Convex Dynamic Global Macro Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.71%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.48%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.42%	[2]
One Year	rr_ExpenseExampleYear01	$ 245
Three Years	rr_ExpenseExampleYear03	2,450
Five Years	rr_ExpenseExampleYear05	4,379
Ten Years	rr_ExpenseExampleYear10	$ 8,207
One Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 2014
Spouting Rock/Convex Dynamic Global Macro Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 2014
Spouting Rock/Convex Dynamic Global Macro Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 2014
Spouting Rock/Convex Dynamic Global Macro Fund | Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 2014

[1]	Other expenses shown have been annualized.
[2]	The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses through January 31, 2017 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; fees paid pursuant to the Advisor Class Administrative Services Plan or 12b-1 Plan, and extraordinary litigation expenses) do not exceed 1.70% of the Fund’s average daily net assets. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the 1.70% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.